STOCKHOLDERS' EQUITY - Warrants (Details)	3 Months Ended
	Mar. 31, 2021 Day $ / shares	Dec. 31, 2020 Day $ / shares
Common Stock
Class of Warrant or Right [Line Items]
Common stock per share	$ 9.20	$ 9.20
Initial Public Offering
Class of Warrant or Right [Line Items]
Warrant exercise period condition one	30 days	30 days
Warrants
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement	15 days	15 days
Period of time within which registration statement is expected to become effective	60 days	60 days
Warrants | Initial Public Offering
Class of Warrant or Right [Line Items]
Warrant exercise period condition two	12 months	12 months
Public Warrants
Class of Warrant or Right [Line Items]
Public Warrants expiration term	5 years	5 years
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Threshold trading days for redemption of public warrants | Day	20	20
Threshold consecutive trading days for redemption of public warrants | Day	30	30
Redemption period	30 days	30 days
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	115	115
Public Warrants | Initial Public Offering
Class of Warrant or Right [Line Items]
Restrictions on transfer period of time after business combination completion	30 days	30 days